Significant Accounting Policies and Practices (Details) - Schedule of revenue recognition - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenue Recognition Abstract
Products and services transferred over time	$ 988,283	$ 940,801	$ 2,079,657	$ 1,676,003	$ 4,182,681	$ 1,100,199
Products and services transferred at a point in time	637,618	30,056	894,982	38,767	117,036	112,671
Revenue recognition	$ 1,625,901	$ 970,857	$ 2,974,639	$ 1,714,770	$ 4,299,717	$ 1,212,870